787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

July 23, 2010

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

Re:	Preliminary Proxy Materials for
Dow 30SM Premium & Dividend Income Fund Inc. (File No. 811-21708)
Global Income & Currency Fund Inc. (File No. 811-21791)
NASDAQ Premium Income & Growth Fund Inc. (File No. 811-21983)
Dow 30SM Enhanced Premium & Income Fund Inc. (File No. 811-22029)
MLP & Strategic Equity Fund Inc. (File No. 811-22040)

Ladies and Gentlemen:

On behalf of each of the funds listed above (each, a “Fund” and collectively, the “Funds”) and pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, transmitted herewith are the preliminary proxy materials consisting of the Notices of Special Meeting of Stockholders, the Combined Joint Proxy Statement and the Forms of Proxy to be used in connection with two separate Meetings of Stockholders of the Funds to be held on September 8, 2010 (collectively, the “Meetings”).

As set forth in more detail in the accompanying proxy materials, the Meetings are being held to approve a new investment management agreement and, if applicable, a new investment subadvisory agreement for each of the Funds, and to elect a new slate of directors for each of the Funds.

It is anticipated that definitive copies of the proxy materials will be mailed to stockholders on or about August 3, 2010.

Please direct any communications relating to this filing to P. Jay Spinola at (212) 728-8970 or the undersigned at (212) 728-8510.

Very truly yours,

/s/ Anthony Geron

Anthony Geron

cc:   Ryan F. Helmrich, Esq., Bank of America

       Margery K. Neale, Esq., Willkie Farr & Gallagher LLP

       P. Jay Spinola, Esq., Willkie Farr & Gallagher LLP

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